GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]

7. GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended
	December 31,	December 31,
	2025	2024
Compensation and benefits	$4,185	$2,807
Corporate administration	1,167	1,306
Professional fees	1,105	901
Listing and filing fees	182	203
Total general and administrative expenses	$6,639	$5,217